Other Income (Tables)	12 Months Ended
Jun. 30, 2023
Other Income [Abstract]
Schedule of Other Income
	Consolidated
	2023	2022
Other income (point in time)	$	$
Interest	362,766	6,271
Refundable R&D tax offset	1,013,879	782,383
	1,376,645	788,654